Unaudited Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (7,934,336)	$ (2,218,871)	$ (5,138,570)	$ (37,678,411)	$ (172,537,530)
Adjustments for:
Finance costs	22,490	26,173	53,853	25,472	19,028,007
Interest income	(203,031)	(314,957)	(581,768)	(1,478,436)	(872,503)
Gain on disposal of items of property and equipment, net		(2,262)	(1,438)	(7,068)	(3,690)
Depreciation of property and equipment	153,174	95,546	165,847	309,033	218,471
Depreciation of right-of-use assets	379,407	363,611	743,146	712,003	743,956
Decrease/(increase) in accounts receivable	2,778,176	(1,888,436)	(4,854,581)	3,185,104	(7,396,057)
Adjustments for depreciation and amortisation expense			103,513	3,021,933	6,202,250
Amortization of intangible assets	114,089	164,367
Written off/impairment of other assets	73,719		1,193,246	4,541,074	3,105,507
Provision for expected credit loss, net of reversal	7,270	(14,289)	26,324	112,122	2,199
Equity-settled share-based payment expense	556,518	745,096	1,288,714	3,179,214	6,629,044
Changes in fair value of financial instruments, net	52,566	(157,698)	(262,829)	(446,811)	57,333,432
Net benefits expenses recognised defined benefit obligations	24,613	31,488	62,602	79,131	56,672
Unrealized foreign exchange differences, net	2,445,951	(3,962,673)	(4,800,870)	4,196,831	(895,392)
Other equity-settled transactions					500,000
Share-based payment on listing					67,027,178
Gain on disposal of assets in Malaysian operations				(600,000)
Other long-term employee benefits expense					109,702
Impairment of other assets			316,113
Total adjustments	(4,307,570)	(5,244,469)	(6,832,117)	(24,033,913)	(13,352,697)
(Increase)/decrease in contract assets	2,912,674	(5,699,216)	(6,093,362)	4,017,017	(4,759,157)
Decrease/(increase) in prepayments, deposits and other receivables	(804,436)	248,256	3,681,682	(5,569,341)	(1,196,743)
(Decrease)/increase in accounts and other payable	(2,973,241)	779,203	3,898,635	(2,340,190)	9,721,951
Payment for reinstatement of terminated lease					(33,977)
Cash used in operations	(2,394,397)	(11,804,662)	(10,199,743)	(24,741,323)	(17,016,680)
Interest paid	(21,484)	(26,065)	(53,629)	(23,700)	(48,363)
Income tax paid		(25,035)	22,418	(49,149)	22,338
Retirement benefits paid under defined benefit obligation			(17,726)	(74,016)
Net cash flows used in operating activities	(2,415,881)	(11,855,762)	(10,248,680)	(24,888,188)	(17,042,705)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	199,889	311,260	574,844	1,467,357	859,454
Purchases of items of property and equipment	(369,006)	(72,354)	(122,643)	(337,508)	(117,337)
Proceeds from disposal of items of property and equipment		2,262	5,109	7,068	6,104
Placement of rental deposits			(51,861)
Additions to intangible assets	(267,693)	(453,553)	(663,955)	(1,397,149)	(2,097,621)
Placement of pledged bank deposits	40,031	887	190	3,409	7,138
Net cash flows used in investing activities	(396,779)	(211,498)	(258,316)	(256,823)	(1,342,262)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan notes					5,000,000
Proceeds from Capital Reorganization, net					91,513,464
Settlement of loan notes					(32,720,827)
Proceeds received from exercise of share options		16	34	159
Principal portion of lease payments	(365,886)	(339,863)	(724,633)	(721,892)	(730,908)
Net cash flows used in financing activities	(365,886)	(339,847)	(724,599)	(721,733)	63,061,729
NET DECREASE IN CASH AND CASH EQUIVALENTS	(3,178,546)	(12,407,107)	(11,231,595)	(25,866,744)	44,676,762
Cash and cash equivalents at beginning of period	31,185,296	42,521,520	42,521,520	68,641,016	24,077,695
Effect of foreign exchange rate changes, net	153,060	58,553	(104,629)	(252,752)	(113,441)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 28,159,810	$ 30,172,966	$ 31,185,296	$ 42,521,520	$ 68,641,016